Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of Income Tax Expense (Benefit)
(1)	Income tax expense (benefit) for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Current income tax expense
Payment of income tax	￦	621,957	1,301,275	2,012,555
Adjustment in respect of prior years due to change in estimate		(32,100)	(44,892)	(82,133)
Current income tax directly recognized in equity		93,705	(128,337)	(53,243)

		683,562	1,128,046	1,877,179

Deferred tax expense (benefit)
Generation and realization of temporary differences		(1,845,236)	(1,561,484)	4,455
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		(15,244)	(7,740)	48,957
Changes in deferred tax on tax losses carryforwards		(1,650,017)	2,012,537	1,053,591
Tax credit carryforwards		(16,734)	72,371	18,359
Amount due to change in tax rate or regulations		5,836	(9,169)	(82,267)

		(3,521,395)	506,515	1,043,095

Income tax expense (benefit)	￦	(2,837,833)	1,634,561	2,920,274

Summary of Reconciliation Between Actual Income Tax Expense (Benefit) and Amount Computed by Applying the Statutory Tax Rate
(2)
Reconciliation between actual income tax expense (benefit) and amount computed by applying the statutory tax rate to profit (loss) before income taxes for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Profit (loss) before income tax	￦	(7,553,977)	5,256,529	11,586,930

Income tax expense (benefit) computed at applicable tax rate (*1)		(1,936,840)	1,363,018	3,119,202
Adjustments
Effect of applying gradual tax rate		(10,362)	(10,362)	(10,362)
Effect of non-taxable income		(26,993)	(86,442)	(437,942)
Effect of non-deductible expenses		39,411	28,712	15,336
Effect of tax losses that are not recognized as deferred tax assets		—	(797)	—
Effects of tax credits and deduction		(53,724)	(54,364)	(118,434)
Reversal of unrecognized deferred tax assets, net		(15,244)	(7,740)	48,957
Effect of change in deferred tax due to change in tax rate		211,736	(11,985)	(372,426)
Deduction of deferred tax assets		29,095	—	10,136
Deferred tax related to investments in subsidiaries, associates and joint ventures		(1,063,007)	447,833	784,577
Others, net		20,195	11,580	(36,637)

		(868,893)	316,435	(116,795)
Adjustment in respect of prior years due to change in estimate		(32,100)	(44,892)	(82,133)

Income tax expense (benefit)	￦	(2,837,833)	1,634,561	2,920,274

Effective tax rate		(*2)	(*2)	(*2)

(*1)	Applicable tax rates are 25.64%, 25.93% and 26.92% as of December 31, 2023, 2024 and 2025, respectively.

(*2)
The average effective tax rate for the year ended December 2023 is not calculated due to the resulting income tax benefit and the effective
tax rates are 31.10% and 25.20% for the year ended December 31, 2024 and 2025, respectively.

Summary of Income Tax Recognized as Other Comprehensive Income (Loss)
(3)	Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Income tax recognized as other comprehensive income (loss)
Loss on valuation of financial assets at fair value through other comprehensive income	￦	(10,624)	(61,807)	(68,449)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		4,863	(8,435)	(28,316)
Remeasurement of defined benefit liability		133,134	139,566	17,367
Investments in associates		(40,213)	(134,639)	15,865
Others		6,545	(63,022)	10,290

	￦	93,705	(128,337)	(53,243)

Summary of Changes in Deferred Income Tax Assets (Liabilities)
(4)	Changes in deferred tax assets (liabilities) recognized in the consolidated statements of financial position for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Long-term employee benefits	￦	339,284	384,503	139,566	—	863,353
Cash flow hedge		(20,855)	(126,825)	(8,435)	—	(156,115)
Investments in subsidiaries, associates and joint ventures		(7,117,637)	(597,996)	(134,639)	—	(7,850,272)
Property, plant and equipment		(7,007,277)	(462,457)	—	—	(7,469,734)
Finance lease		(225,696)	683	—	—	(225,013)
Intangible assets		(23,405)	(3,168)	—	—	(26,573)
Financial assets at fair value through profit or loss		(1,742)	1,012	—	—	(730)
Financial assets at fair value through other comprehensive income		27,358	18,110	(61,807)	—	(16,339)
Deferred revenue		156,400	1,705,918	—	—	1,862,318
Provisions		7,041,660	561,988	—	—	7,603,648
Doubtful receivables		2,400	(136)	—	—	2,264
Other finance liabilities		17,992	(561)	—	—	17,431
Gains or losses on foreign exchange translation		128,010	87,265	—	—	215,275
Allowance for doubtful accounts		55,743	12,078	—	—	67,821
Accrued income		33,935	(48,467)	—	—	(14,532)
Special deduction for property, plant and equipment		(211,860)	542	—	—	(211,318)
Others		1,216,228	166,914	(63,022)	—	1,320,120

		(5,589,462)	1,699,403	(128,337)	—	(4,018,396)

Deferred tax on unused tax losses and tax credit
Unused tax losses		13,338,743	(2,038,156)	—	—	11,300,587
Excess of donation limit		46,322	(4,112)	—	—	42,210
Tax credit		203,064	(35,313)	—	—	167,751

		13,588,129	(2,077,581)	—	—	11,510,548

	￦	7,998,667	(378,178)	(128,337)	—	7,492,152

		2025
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Long-term employee benefits	￦	863,353	(364,037)	17,367	—	516,683
Cash flow hedge		(156,115)	54,250	(28,316)	—	(130,181)
Investments in subsidiaries, associates and joint ventures		(7,850,272)	(556,478)	15,865	—	(8,390,885)
Property, plant and equipment		(7,469,734)	(827,785)	—	—	(8,297,519)
Finance lease		(225,013)	(38,008)	—	—	(263,021)
Intangible assets		(26,573)	(3)	—	—	(26,576)
Financial assets at fair value through profit or loss		(730)	880	—	—	150
Financial assets at fair value through other comprehensive income		(16,339)	(8,489)	(68,449)	—	(93,277)
Deferred revenue		1,862,318	797,179	—	—	2,659,497
Provisions		7,603,648	975,554	—	—	8,579,202
Doubtful receivables		2,264	107	—	—	2,371
Other finance liabilities		17,431	(17,662)	—	—	(231)
Gains or losses on foreign exchange translation		215,275	(51,782)	—	—	163,493
Allowance for doubtful accounts		67,821	2,500	—	—	70,321
Accrued income		(14,532)	(1,517)	—	—	(16,049)
Special deduction for property, plant and equipment		(211,318)	(8,149)	—	—	(219,467)
Others		1,320,120	130,394	10,290	—	1,460,804

		(4,018,396)	86,954	(53,243)	—	(3,984,685)

Deferred tax on unused tax losses and tax credit
Unused tax losses		11,300,587	(1,012,460)	—	—	10,288,127
Excess of donation limit		42,210	(42,210)	—	—	—
Tax credit		167,751	(22,136)	—	—	145,615

		11,510,548	(1,076,806)	—	—	10,433,742

	￦	7,492,152	(989,852)	(53,243)	—	6,449,057

Summary of Deferred Income Tax Assets (Liabilities)
(5)	Deferred tax assets (liabilities) recognized in the consolidated statements of financial position as of December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Deferred tax assets	￦	13,436,624	12,950,032
Deferred tax liabilities		(5,944,472)	(6,500,975)

	￦	7,492,152	6,449,057

Summary of Deductible Temporary Differences, Tax Losses and Unused Tax Credits for Which No Deferred Income Tax Assets Were Recognized
(6)	Details of deductible temporary differences, tax losses and unused tax credits for which no deferred tax assets were recognized as of December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Deductible temporary differences and others	￦	1,416,650	1,402,488